Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Large Cap Stock Fund
Jun. 29, 2023
Fidelity Large Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.95%)
Past 5 years	8.58%
Past 10 years	11.94%
Fidelity Large Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.62%)
Past 5 years	7.06%
Past 10 years	10.55%
Fidelity Large Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.24%)
Past 5 years	6.50%
Past 10 years	9.56%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%